Annual Total Returns[BarChart] - Small Cap Growth Fund - Small Cap Growth Fund Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.28%)	5.62%	41.19%	5.70%	(2.39%)	8.10%	23.82%	(12.53%)	26.59%	43.31%